OTHER NON-CURRENT ASSETS (Details) - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Prepaid Expense and Other Assets, Noncurrent [Abstract]
Deferred contract costs	[1]	$ 3,689	$ 2,942
Deposits		300	187
Other non-current assets		$ 3,989	$ 3,129

[1]	See Note 1W.